Parent only Financial Information (Tables)	6 Months Ended
Jun. 30, 2026
Parent Only Financial Information [Abstract]
Schedule of Condensed Balance Sheets

Condensed balance sheets

	As of
	December 31, 2025	June 30, 2026
	US$	US$
ASSETS
Non-current assets:
Investment in a subsidiary	1	1
Amounts due from a subsidiary	15,696,933	15,550,913
Total non-current assets	15,696,934	15,550,914
TOTAL ASSETS	15,696,934	15,550,914

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Amounts due to a director	1	1
Total current liabilities	1	1
TOTAL LIABILITIES	1	1

Commitments and contingencies (Note 18)

Shareholders’ equity
Class A Ordinary shares, US$0.125 par value, 18,000,000 shares authorized, and 58,106 shares and 58,106 shares issued and outstanding as of December 31, 2025 and June 30, 2026, respectively*	7,263	7,263
Class B Ordinary shares, US$0.0025 par value, 2,000,000 shares authorized, and 160,000 shares and 160,000 shares outstanding as of December 31, 2025 and June 30, 2026, respectively*	400	400
Additional paid-in capital	17,152,709	17,152,709
Accumulated losses	(1,463,439)	(1,610,106)
Total shareholders’ equity	15,696,933	15,550,913
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	15,696,934	15,550,914

*	Giving retroactive effect to (i) a share re-designation of 900,000,000 Class A ordinary shares and 100,000,000 Class B ordinary shares on August 7, 2025 and reverse stock split of the Company’s Class A ordinary shares and Class B ordinary shares on 1-for-50 basis, which became effective on March 6, 2026 and (ii) further share consolidation of every 5 issued and unissued Class A ordinary shares of a par value of US$0.00005 each into 1 Class A ordinary share of a par value of US$0.00025 each, at an aggregate ratio of 1-for-5, which became effective on September 8, 2026 and (iii) The Company will effect a reverse stock split of its Class A ordinary shares on a 1-for-10, which became effective on November 9, 2026, The Company’s Class B ordinary shares will not be subject to the Reverse Stock Split and will remain unchanged.

Schedule of Condensed Statements of Loss

Condensed statements of loss

	Six months ended June 30,
	2025	2026
	US$	US$
OPERATING EXPENSES
Legal and professional fees	(352,000)	(146,667)
Staff costs and employee benefits	(880,000)	—
TOTAL OPERATING EXPENSES	(1,232,000)	(146,667)
Income tax expense	—	—
NET LOSS	(1,232,000)	(146,667)